UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-09092

First Eagle Variable Funds
(Exact name of registrant as specified in charter)

1345 Avenue of the Americas New York, New York		10105
(Address of principal executive offices)		(Zip code)

Suzan J. Afifi First Eagle Variable Funds 1345 Avenue of the Americas New York, New York 10105
(Name and address of agent for service)

Registrant’s telephone number, including area code:		(212) 632-2700

Date of fiscal year end:	December 31

Date of reporting period:	March 31, 2015

Item 1. Schedule of Investments. — The schedule of investments for the three-month period ended March 31, 2015, is filed herewith.

FIRST EAGLE

Overseas Variable Fund

Schedule of Investments • Period Ended March 31, 2015 (unaudited)

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.17%

Australia 0.92% (a)
497,101	Newcrest Mining Limited (b)	$10,240,249	$5,013,513

Austria 0.49% (a)
168,633	Wienerberger AG	2,253,978	2,690,919

Belgium 0.76% (a)
29,345	Groupe Bruxelles Lambert SA	2,456,401	2,432,970
16,497	Sofina SA	1,625,340	1,704,131
		4,081,741	4,137,101
Bermuda 1.59% (a)
86,380	Jardine Matheson Holdings Limited	2,795,501	5,458,457
252,787	Hiscox Limited	3,037,472	3,192,721
		5,832,973	8,651,178
Canada 5.35%
214,987	Canadian Natural Resources Limited	6,107,466	6,589,393
184,390	Potash Corporation of Saskatchewan, Inc.	7,055,315	5,946,577
345,204	Cenovus Energy, Inc.	8,752,049	5,827,044
228,248	Goldcorp, Inc.	6,749,900	4,135,854
146,017	Agnico-Eagle Mines Limited	4,788,211	4,056,956
355,657	Kinross Gold Corporation (b)	1,752,178	796,672
65,228	EnCana Corporation	1,271,423	727,292
62,794	Barrick Gold Corporation	702,732	688,222
215,496	Penn West Petroleum Limited	2,756,617	355,568
		39,935,891	29,123,578
Chile 0.57%
149,712	Cia Cervecerias Unidas SA, ADR	3,201,940	3,108,021

Denmark 0.46% (a)
78,668	ISS A/S (b)	2,635,223	2,479,603

France 13.06%
219,919	Bouygues SA (a)	7,596,889	8,633,092
124,411	Danone SA (a)	8,572,821	8,386,279
75,917	Sanofi (a)	5,544,051	7,497,487
210,198	Carrefour SA (a)	5,072,498	7,022,071
121,724	Total SA (a)	5,852,101	6,050,535
95,526	Numericable-SFR SAS (b)	3,270,729	5,211,727
114,313	Cie de Saint-Gobain (a)	4,768,853	5,019,173
170,556	Vivendi SA (a)	4,685,462	4,234,529

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.17% — (continued)

France 13.06% — (continued)
42,520	Sodexo SA (a)	$1,321,855	$4,147,117
25,362	Wendel SA (a)	595,080	3,023,028
26,656	Laurent-Perrier	1,881,176	2,307,281
35,790	Neopost SA	2,681,015	1,968,416
32,207	Legrand SA (a)	1,075,268	1,744,582
8,934	Robertet SA (a)	593,121	1,736,386
20,296	Société Foncière Financière et de Participations (b)	1,772,255	1,513,444
63,813	Rexel SA (a)	1,135,356	1,203,244
8,655	BioMerieux (a)	671,299	838,671
9,248	Gaumont SA	795,291	394,475
8,490	Sabeton SA (a)	95,804	134,279
		57,980,924	71,065,816
Germany 3.52% (a)
116,604	HeidelbergCement AG	6,074,245	9,221,315
201,244	Deutsche Wohnen AG	1,575,043	5,147,168
141,742	Hamburger Hafen und Logistik AG	4,599,711	2,974,501
10,159	Daimler AG	494,305	975,617
14,369	Fraport AG	525,598	858,287
		13,268,902	19,176,888
Greece 0.45%
232,428	Jumbo SA	1,360,787	2,419,209

Hong Kong 2.09% (a)
1,181,200	Hopewell Holdings Limited	3,975,129	4,448,166
835,612	Great Eagle Holdings Limited	2,808,406	2,937,162
466,000	Hysan Development Company Limited	2,181,283	2,033,604
163,670	Guoco Group Limited	1,861,405	1,900,761
54,785	Hopewell Highway Infrastructure Limited	26,554	26,076
		10,852,777	11,345,769
Ireland 1.09% (a)
209,258	CRH PLC	3,654,525	5,436,964
111,865	Beazley PLC	418,113	475,884
		4,072,638	5,912,848
Israel 0.42% (a)
324,726	Israel Chemicals Limited	3,193,106	2,306,293

Italy 0.95% (a)
264,522	Italcementi S.p.A.	2,622,359	2,107,856
75,679	Recordati S.p.A.	501,980	1,413,303
41,533	Italmobiliare S.p.A. RSP	2,027,389	882,489
23,111	Italmobiliare S.p.A.	1,910,878	755,390
		7,062,606	5,159,038
Japan 23.54%
58,980	Fanuc Corporation (a)	4,829,992	12,876,143

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.17% — (continued)

Japan 23.54% — (continued)
171,660	Secom Company Limited (a)	$7,289,779	$11,449,769
487,800	KDDI Corporation (a)	5,401,661	11,020,633
17,710	Keyence Corporation (a)	2,958,551	9,664,289
287,200	Sompo Japan Nipponkoa Holdings, Inc. (a)	7,009,010	8,928,570
29,560	SMC Corporation (a)	3,090,224	8,801,898
217,960	Hoya Corporation (a)	4,767,293	8,725,879
511,200	Astellas Pharma, Inc. (a)	3,887,073	8,375,954
56,360	Shimano, Inc. (a)	727,116	8,375,212
229,200	MS&AD Insurance Group Holdings, Inc. (a)	5,740,489	6,416,688
43,974	Hirose Electric Company Limited (a)	4,114,940	5,661,676
225,660	Mitsubishi Estate Company Limited (a)	3,564,900	5,233,495
169,980	Kansai Paint Company Limited (a)	1,146,002	3,093,595
61,200	Nissin Foods Holdings Company Limited (a)	2,149,500	3,007,736
59,700	Nomura Research Institute Limited (a)	1,089,053	2,242,942
87,048	Chofu Seisakusho Company Limited (a)	1,311,861	2,146,610
66,880	As One Corporation (a)	1,202,555	2,023,374
22,394	SK Kaken Company Limited	575,658	1,827,967
208,000	Japan Wool Textile Company Limited (a)	1,500,636	1,503,131
98,900	T. Hasegawa Company Limited (a)	1,408,811	1,458,271
44,930	Daiichikosho Company Limited (a)	595,774	1,395,657
48,494	Secom Joshinetsu Company Limited	862,772	1,273,657
63,810	Nagaileben Company Limited (a)	531,562	1,164,283
12,400	Nitori Holdings Company Limited (a)	525,359	839,399
7,400	FamilyMart Company Limited (a)	290,446	310,048
4,300	Shin-Etsu Chemical Company Limited (a)	223,211	280,739
		66,794,228	128,097,615
Mexico 2.94%
352,180	Grupo Televisa S.A.B., ADR (b)	6,542,214	11,625,462
241,021	Fresnillo PLC (a)	2,950,814	2,434,036
110,926	Industrias Peñoles S.A.B. de C.V.	706,171	1,926,251
		10,199,199	15,985,749
Netherlands 0.44% (a)
379,126	TNT Express NV	3,620,592	2,408,132

Norway 0.63% (a)
457,355	Orkla ASA	3,198,935	3,451,806

Russia 0.28% (a)
326,035	Gazprom OAO, ADR	2,169,363	1,534,737

Singapore 1.90%
1,103,813	Haw Par Corporation Limited	2,550,262	6,917,180
1,627,810	ComfortDelGro Corporation Limited (a)	1,846,010	3,429,170
		4,396,272	10,346,350
South Africa 0.75%
223,132	AngloGold Ashanti Limited, ADR (b)	3,401,505	2,084,053

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

SHARES	DESCRIPTION	COST	VALUE

International Common Stocks — 76.17% — (continued)

South Africa 0.75% — (continued)
503,418	Gold Fields Limited, ADR	$5,226,037	$2,018,706
		8,627,542	4,102,759
South Korea 2.83% (a)
85,920	KT&G Corporation	4,666,888	6,869,827
77,652	Kia Motors Corporation	4,041,254	3,155,615
9,491	Nong Shim Company Limited	1,718,723	2,081,684
1,194	Lotte Confectionery Company Limited	400,757	1,920,744
46,583	Fursys, Inc.	1,071,877	1,381,226
		11,899,499	15,409,096
Sweden 1.41% (a)
177,018	Investor AB, Class ‘A’	3,400,760	6,924,558
18,161	Investor AB, Class ‘B’	446,012	722,931
		3,846,772	7,647,489
Switzerland 3.40% (a)
124,234	Nestlé SA	3,925,693	9,355,115
118,758	Pargesa Holding SA	6,707,780	8,334,404
4,993	Rieter Holding AG	604,360	792,923
		11,237,833	18,482,442
Thailand 1.09% (a)
654,405	Bangkok Bank PCL, NVDR	2,310,873	3,707,761
4,011,192	Thai Beverage PCL	663,557	2,233,241
		2,974,430	5,941,002
Turkey 0.29% (a)
187,552	Yazicilar Holding AS	1,276,806	1,556,421

United Kingdom 4.95%
137,394	Berkeley Group Holdings PLC (a)	1,832,553	5,368,774
86,686	Liberty Global PLC, Series ‘C’ (b)	3,595,572	4,317,830
9,665	Liberty Global PLC, Series ‘A’ (b)	413,647	497,458
184,345	GlaxoSmithKline PLC (a)	3,514,391	4,243,610
70,105	British American Tobacco PLC (a)	3,734,773	3,630,318
67,551	Willis Group Holdings PLC	2,729,547	3,254,607
91,770	Diageo PLC (a)	2,544,725	2,536,002
727,601	WM Morrison Supermarkets PLC (a)	3,035,237	2,079,438
66,709	Anglo American PLC (a)	1,931,764	996,297
		23,332,209	26,924,334
Total International Common Stocks		319,547,415	414,477,706

OUNCES

Commodity — 5.21%
23,951	Gold bullion (b)	23,685,716	28,367,355

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Bonds — 1.95%

International Convertible Bond — 0.14%

Mauritius 0.14%
800,000 USD	Golden Agri-Resources Limited 2.50% due 10/04/17 (c)(d)(e)	$758,283	$787,000

International Corporate Bond — 0.66%

South Africa 0.66%
3,333,000 USD	AngloGold Ashanti Holdings PLC 8.50% due 07/30/20	3,343,876	3,594,640

International Government Bonds — 1.15%

Mexico 0.32%
14,130,000 MXN	Mexican Bonos 4.75% due 06/14/18	1,008,418	927,985
12,564,600 MXN	Mexican Bonos 5.00% due 12/11/19	921,175	814,691
		1,929,593	1,742,676
Singapore 0.83%
3,329,000 SGD	Singapore Government Bond 0.50% due 04/01/18	2,513,253	2,354,575
1,813,000 SGD	Singapore Government Bond 2.375% due 04/01/17	1,509,590	1,349,184
1,032,000 SGD	Singapore Government Bond 3.25% due 09/01/20	829,385	799,866
		4,852,228	4,503,625
Total International Government Bonds		6,781,821	6,246,301
Total International Bonds		10,883,980	10,627,941

Commercial Paper — 16.22%

International Commercial Paper — 7.29%

Canada 0.11%
574,000 USD	Suncor Energy, Inc. 0.42% due 04/07/15	573,961	573,975

France 0.06%
312,000 USD	Électricité de France SA 0.18% due 06/04/15	311,900	311,897

Italy 2.54%
13,819,000 USD	Eni S.p.A. 0.30% due 04/01/15	13,819,000	13,818,927

Japan 1.95%
8,416,000 USD	Hitachi Limited 0.43% due 04/01/15	8,416,000	8,415,948
2,210,000 USD	Honda Corporation 0.13% due 05/07/15	2,209,712	2,209,739

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

International Commercial Paper — 7.29% — (continued)

Switzerland 1.30%
2,416,000 USD	Roche Holdings, Inc. 0.09% due 05/18/15	$2,415,716	$2,415,568
1,842,000 USD	Roche Holdings, Inc. 0.09% due 06/02/15	1,841,715	1,841,510
782,000 USD	Roche Holdings, Inc. 0.09% due 06/09/15	781,865	781,761
1,184,000 USD	Roche Holdings, Inc. 0.10% due 06/22/15	1,183,730	1,183,550
862,000 USD	Roche Holdings, Inc. 0.11% due 07/13/15	861,729	861,530

United Kingdom 1.33%
1,710,000 USD	AstraZeneca PLC 0.09% due 05/14/15	1,709,816	1,709,730
2,367,000 USD	AstraZeneca PLC 0.12% due 07/01/15	2,366,282	2,365,954
1,328,000 USD	AstraZeneca PLC 0.12% due 07/02/15	1,327,593	1,327,403
1,842,000 USD	Centrica PLC 0.61% due 05/01/15	1,841,079	1,841,618
Total International Commercial Paper		39,660,098	39,659,110

U.S. Commercial Paper — 8.93%
$1,740,000	Abbott Laboratories 0.12% due 06/02/15	1,739,640	1,739,753
2,416,000	AbbVie, Inc. 0.27% due 04/02/15	2,415,982	2,415,975
664,000	Apple, Inc. 0.07% due 05/21/15	663,935	663,870
1,148,000	Apple, Inc. 0.10% due 04/15/15	1,147,955	1,147,957
4,629,000	Arrow Electronics, Inc. 0.64% due 04/01/15	4,629,000	4,628,946
3,366,000	Avery Dennison Corporation 0.44% due 04/01/15	3,366,000	3,365,980
1,403,000	Campbell Soup Company 0.46% due 05/18/15	1,402,176	1,402,652
2,763,000	Chevron Corporation 0.10% due 05/15/15	2,762,662	2,762,551
1,148,000	Coca-Cola Company 0.12% due 04/21/15	1,147,923	1,147,973
1,184,000	Exxon Mobil Corporation 0.09% due 05/21/15	1,183,852	1,183,769
3,624,000	Exxon Mobil Corporation 0.12% due 05/11/15	3,623,517	3,623,484
2,296,000	Exxon Mobil Corporation 0.14% due 04/10/15	2,295,920	2,295,943
1,984,000	Google, Inc. 0.06% due 04/09/15	1,983,974	1,983,980
1,184,000	Hewlett-Packard Company 0.71% due 05/07/15	1,183,171	1,183,738
1,842,000	John Deere Limited 0.10% due 04/14/15	1,841,934	1,841,928
1,731,000	John Deere Limited 0.10% due 04/17/15	1,730,923	1,730,918
1,842,000	McDonald’s Corporation 0.09% due 05/07/15	1,841,834	1,841,858
664,000	Merck & Company, Inc. 0.08% due 04/16/15	663,978	663,988
359,000	MetLife 0.12% due 05/01/15	358,964	358,960
2,121,000	MetLife 0.13% due 04/14/15	2,120,900	2,120,896
1,148,000	National Grid USA 0.39% due 04/22/15	1,147,746	1,147,838
1,505,000	PepsiCo, Inc. 0.09% due 05/08/15	1,504,861	1,504,881
1,842,000	Philip Morris International, Inc. 0.10% due 05/06/15	1,841,821	1,841,727
574,000	Precision Castparts Corporation 0.12% due 04/14/15	573,975	573,973
1,148,000	United Parcel Service, Inc. 0.12% due 04/21/15	1,147,924	1,147,953

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

PRINCIPAL	DESCRIPTION	COST	VALUE

U.S. Commercial Paper — 8.93% — (continued)
$3,624,000	Walt Disney Company 0.09% due 04/24/15	$3,623,792	$3,623,831
664,000	Walt Disney Company 0.09% due 05/12/15	663,932	663,940
Total U.S. Commercial Paper		48,608,291	48,609,262
Total Commercial Paper		88,268,389	88,268,372
Total Investments — 99.55%		$442,385,500	541,741,374
Other Assets in Excess of Liabilities — 0.45%			2,436,817
Net Assets — 100.00%			$544,178,191

(a)         Securities with a total market value equal to $332,688,384 have been fair valued based on fair value adjustment factors at March 31, 2015.

(b)         Non-income producing security/commodity.

(c)          Security is deemed illiquid. At March 31, 2015, the value of these securities amounted to $787,000 or 0.14% of net assets.

(d)         This security is convertible until September 27, 2017.

(e)          Represents a security registered under Regulation S. Bonds sold under Regulation S may not be offered, sold or delivered within the U.S., or for the account or benefit of, U.S. persons, except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.

At March 31, 2015, cost is substantially identical for both book and federal income tax purposes. Net unrealized appreciation consisted of:

Gross unrealized appreciation	$133,950,898
Gross unrealized depreciation	(34,595,024)
Net unrealized appreciation	$99,355,874

Abbreviations used in this schedule include:
ADR	—	American Depositary Receipt
NVDR	—	Non-Voting Depository Receipt
PCL	—	Public Company Limited
PLC	—	Public Limited Company
RSP	—	Represents Savings Shares

Currencies
MXN	—	Mexican Peso
SGD	—	Singapore Dollar
USD	—	United States Dollar

Foreign Currency Exchange Contracts - Sales

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE DELIVERED		U.S. $ TO BE RECEIVED	U.S. $ VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION AT MARCH 31, 2015	UNREALIZED DEPRECIATION AT MARCH 31, 2015
04/15/15	237,000	British Pound	$371,905	$351,535	$20,370	$—
05/20/15	478,000	British Pound	749,552	708,836	40,716	—
06/17/15	568,000	British Pound	864,257	842,133	22,124	—
04/15/15	1,189,000	Euro	1,509,340	1,278,691	230,649	—
05/20/15	2,862,000	Euro	3,420,533	3,079,318	341,215	—
06/17/15	935,000	Euro	1,016,474	1,006,401	10,073	—
04/15/15	294,075,000	Japanese Yen	2,744,312	2,452,398	291,914	—
05/20/15	511,850,000	Japanese Yen	4,353,624	4,270,486	83,138	—
			$15,029,997	$13,989,798	$1,040,199	$—

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

Foreign Currency Exchange Contracts - Purchases

SETTLEMENT DATES THROUGH	FOREIGN CURRENCY TO BE RECEIVED		U.S. $ TO BE DELIVERED	U.S. $ VALUE AT MARCH 31, 2015	UNREALIZED APPRECIATION AT MARCH 31, 2015	UNREALIZED DEPRECIATION AT MARCH 31, 2015
04/15/15	19,418,000	Japanese Yen	$160,561	$161,934	$1,373	$—

INDUSTRY DIVERSIFICATION FOR PORTFOLIO HOLDINGS

PERCENT OF NET ASSETS

International Common Stocks
Consumer Discretionary	9.62%
Consumer Staples	10.74
Energy	3.88
Financials	12.48
Health Care	5.97
Industrials	14.61
Information Technology	5.19
Materials	10.88
Telecommunication Services	2.80
Total International Common Stocks	76.17
Commodity	5.21
International Convertible Bond
Consumer Staples	0.14
Total International Convertible Bond	0.14
International Corporate Bond
Materials	0.66
Total International Corporate Bond	0.66
International Government Bonds
Government Issues	1.15
Total International Government Bonds	1.15
Commercial Paper
International Commercial Paper	7.29
U.S. Commercial Paper	8.93
Total Commercial Paper	16.22
Total Investments	99.55%

See Notes to Schedule of Investments.

FIRST EAGLE VARIABLE FUNDS • QUARTERLY NQ REPORT • March 31, 2015

FIRST EAGLE OVERSEAS VARIABLE FUND

NOTES TO SCHEDULE OF INVESTMENTS (unaudited)

First Eagle Variable Funds (the “Trust”) is an open-end, diversified management investment company registered under the Investment Company Act of 1940, as amended (“1940 Act”). The Trust consists of one portfolio, First Eagle Overseas Variable Fund (the “Fund”). The First Eagle Overseas Variable Fund seeks long-term growth of capital by investing primarily in equities issued by non—U.S. corporations.

First Eagle Investment Management, LLC (the “Adviser”), a subsidiary of Arnhold and S. Bleichroeder Holdings, Inc. (“ASB Holdings”), manages the Fund.

The following is a summary of significant accounting policies adhered to by the Fund. These accounting policies are in conformity with U.S. generally accepted accounting principles (“GAAP”).

Investment valuation — The Fund computes its net asset value once daily as of the close of trading on each day the New York Stock Exchange (“NYSE”) is open for trading. The net asset value per share is computed by dividing the total current value of the assets of the Fund, less its liabilities, by the total number of shares outstanding at the time of such computation.

A portfolio security, other than a bond, which is traded on a U.S. national securities exchange or a securities exchange abroad is normally valued at the price of the last sale on the exchange as of the close of business on the date on which assets are valued. If there are no sales on such date, such portfolio investment will be valued at the mean between the closing bid and asked prices (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively). Securities, other than bonds, traded in the over-the-counter market are valued at the mean between the last bid and asked prices prior to the time of valuation (and if there is only a bid or only an asked price on such date, valuation will be at such bid or asked price for long or short positions, respectively), except if such unlisted security traded on the NASDAQ, in which case it is valued at its last sale price (or, if available, the NASDAQ Official Closing Price).

All bonds, whether listed on an exchange or traded in the over-the-counter market, for which market quotations are readily available are valued at the mean between the last bid and asked prices received from dealers in the over-the-counter market in the United States or abroad, except that when no asked price is available, bonds are valued at the last bid price alone. Broker-Dealers or pricing services use multiple valuation techniques to determine value. In instances where sufficient market activity exists, dealers or pricing services may utilize a market-based approach through which quotes from market makers are used to determine fair value. In instances where sufficient market activity may not exist or is limited, the dealers or pricing services also utilize proprietary valuation models which may consider market transactions in comparable securities and the various relationships between securities in determining value and/or market characteristics such as benchmark yield curves, option-adjusted spreads, credit spreads, estimated default rates, coupon-rates, anticipated timing of principal repayments, underlying collateral, and other unique security features in order to estimate the relevant cash flows, which are then discounted to calculate the fair values. Short-term investments, maturing in sixty days or less, will be valued at market price.

Commodities (such as physical metals) are valued at the spot price at the time trading on the NYSE closes (normally 4:00 p.m. E.S.T.).

Forward contracts are valued at the current cost of covering or offsetting such contracts at the time NYSE closes (normally 4:00 p.m. E.S.T.).

The 4:00 p.m. E.S.T. exchange rates are used to convert foreign security prices into U.S. dollars.

Any security that is listed or traded on more than one exchange (or traded in multiple markets) is valued at the relevant quotation on the exchange or market deemed to be the primary trading venue for that security. In the absence of such a quotation, a quotation from the exchange or market deemed by the Adviser to be the secondary trading venue for the particular security shall be used. The Fund uses pricing services to identify the market prices of publicly traded securities in its portfolio. When market prices are determined to be “stale” as a result of limited market activity for a particular holding, or in other circumstances when market prices are unavailable, such as for private placements, or determined to be unreliable for a particular holding, such holdings may be “fair valued” in accordance with procedures approved by the Board of Trustees (“Board”). Additionally, with respect to foreign holdings, specifically in circumstances leading the Adviser to believe that significant events occurring after the close of a foreign market have materially affected the value of the Fund’s holdings in that market, such holdings may be fair valued to reflect the events in accordance with procedures approved by the Board. The determination of whether a particular foreign investment should be fair valued will be based on review of a number of factors, including developments in foreign markets, the performance of U.S. securities markets and security-specific events. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values.

The Fund has adopted procedures under which movements in the prices for U.S. securities (beyond specified thresholds) occurring after the close of a foreign market may require fair valuation of securities traded in that foreign market. The values assigned to the Fund’s holdings therefore may differ on occasion from reported market values. The Trust and the Adviser believe relying on the procedures as just described will result in prices that are more reflective of the actual market value of portfolio securities held by the Fund as of 4:00 p.m. E.S.T.

The Fund adopted provisions surrounding fair value measurements and disclosures that define fair value, establish a framework for measuring fair value in GAAP and expand disclosures about fair value measurements. This applies to fair value measurements that are already required or permitted by other accounting standards and is intended to increase consistency of those measurements and applies broadly to securities and other types of assets and liabilities.

The Fund discloses the fair value of its investments in a hierarchy that prioritizes the inputs or assumptions to valuation techniques used to measure fair value. These inputs are used in determining the value of the Fund’s investments and are summarized in the following fair value hierarchy:

Level 1 - Quoted prices in active markets for identical securities.

Level 2 - Other significant observable inputs (including quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.).

Level 3 - Other significant unobservable inputs (including the Fund’s own assumption in determining the fair value of investments).

The significant unobservable inputs that may be used in determining valuations for investments identified within Level 3 are market comparables and the enterprise value of a company. Indications of value and quotations may be observable at any given time, but are currently treated by the Fund as unobservable. Significant changes in any of the unobservable inputs may significantly impact the fair value measurement. The impact is based on the relationship between each unobservable input and the fair value measurement.

Significant increases (decreases) in enterprise multiples may increase (decrease) the fair value measurement. Significant increases (decreases) in the discount for marketability, probability of insolvency and probability of default may decrease (increase) the fair value measurement.

Fair valuation of securities, other financial investments or other assets (collectively, “securities”) held by the Fund shall be determined in good faith by or under the direction of the Board, generally acting through its designated Board Valuation Committee or Valuation Committee (collectively, the “Committees”). The Committees’ responsibilities include making determinations regarding Level 3 fair value measurements and providing the results to the Board, in accordance with the Fund’s valuation policies.

It is the policy of the Fund to recognize significant transfers between Levels 1, 2 and 3 and to disclose those transfers as of the date of the underlying event which caused the movement.

The following is a summary of the Fund’s inputs used to value the Fund’s investments as of March 31, 2015:

DESCRIPTION	LEVEL 1	LEVEL 2(a)	LEVEL 3	TOTAL
Assets:†
International Common Stocks	$81,789,322	$332,688,384	$—	$414,477,706
Commodity *	28,367,355	—	—	28,367,355
International Convertible Bond	—	787,000	—	787,000
International Corporate Bond	—	3,594,640	—	3,594,640
International Government Bonds	—	6,246,301	—	6,246,301
International Commercial Paper	—	39,659,110	—	39,659,110
U.S. Commercial Paper	—	48,609,262	—	48,609,262
Foreign Currency Contracts **	—	1,041,572	—	1,041,572
Total	$110,156,677	$432,626,269	$—	$542,782,946

(a)

Transfers into/out of Level 2 represent value as of the beginning of the period. International common stocks valued at $3,361,400, were transferred from Level 1 to Level 2 during the three-month period ended March 31, 2015. At December 31, 2014, these securities were valued using quoted market prices in active markets; at March 31, 2015, these securities were valued based on fair value adjustment factors. International common stocks valued at $5,750,286, were transferred from Level 2 to Level 1 during the three-month period ended March 31, 2015. At December 31, 2014, these securities were valued based on fair value adjustment factors; at March 31, 2015, these securities were valued using quoted market prices in active markets.

†	See Schedule of Investments for additional detailed categorizations.
*	Represents gold bullion.
**	Foreign currency contracts are valued at net unrealized appreciation (depreciation) on the investment.

Forward currency contracts — In connection with portfolio purchases and sales of securities denominated in foreign currencies, the Fund has entered into forward currency contracts. The Fund enters into foreign exchanged contracts primarily to manage and/or gain exposure to certain foreign currencies. The Fund’s currency transactions include portfolio hedging on portfolio positions. Portfolio hedging is the use of a forward contract (or other cash management position) with respect to one or more portfolio security positions denominated or quoted in a particular currency. Currency exchange transactions involve currencies of the different countries that the Fund invests in and serve as hedges against possible variations in the exchange rates between these currencies and the U.S. dollar. The Fund engages in portfolio hedging with respect to the currency of a particular country in amounts approximating actual or anticipated positions in securities denominated in that currency. Hedging can reduce exposure to currency exchange movements, but cannot eliminate that exposure. It is possible to lose money under a hedge.

The Fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the Fund is unable to enter into a closing position. Forward currency contracts outstanding at period end, if any, are listed after the Fund’s Schedule of Investments. Outstanding contracts at period end are indicative of the volume of activity during the period, proportionate to the net assets of the Fund.

The Fund adopted provisions surrounding disclosures of derivative instruments and hedging activities which require qualitative disclosures about objectives and strategies for using derivatives, quantitative disclosures about fair value amounts of gains and losses on derivative instruments, and disclosures about currency-risk-related contingent features in derivative agreements.

At March 31, 2015, the Fund had the following foreign forward currency contracts grouped into appropriate risk categories illustrated below:

			GAIN OR (LOSS) DERIVATIVE RECOGNIZED IN INCOME
RISK TYPE	ASSET DERIVATIVE FAIR VALUE	LIABILITY DERIVATIVE FAIR VALUE	REALIZED GAIN	CHANGE IN DEPRECIATION
Foreign currency	$1,041,572	$—	$5,773,449	$4,111,068

The following table presents the Fund’s gross derivative assets by counterparty net of amounts available for offset under netting arrangements and any related collateral received by the Fund as of March 31, 2015:

COUNTERPARTY	GROSS AMOUNTS OF ASSETS	DERIVATIVES AVAILABLE FOR OFFSET	COLLATERAL RECEIVED	NET AMOUNT (NOT LESS THAN $0)
BNY Mellon	$32,197	$—	$—	$32,197
JPMorgan Chase Bank N.A.	465,069	—	—	465,069
UBS AG	544,306	—	—	544,306
	$1,041,572	$—	$—	$1,041,572

Item 2. Controls and Procedures.

a)     The registrant’s Principal Executive Officer and Principal Financial Officer concluded that the Registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) were effective as of a date within 90 days prior to the filing date of this report (the “Evaluation Date”), based on their evaluation of the effectiveness of the registrant’s disclosure controls and procedures as of the Evaluation Date.

b)     There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Act (17 CFR 270.30a-3(d)) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3. Exhibits.

(a) Certifications of the Principal Executive Officer and Principal Financial Officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act (17 CFR 270.30a-2(a))are attached hereto.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

First Eagle Variable Funds
By	/s/ John P. Arnhold
John P. Arnhold, President

Date: May 28, 2015

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By	/s/ John P. Arnhold
John P. Arnhold, Principal Executive Officer		Date: May 28, 2015

/s/ Joseph T. Malone
Joseph T. Malone, Principal Financial Officer		Date: May 28, 2015